SHAREHOLDERS’ EQUITY AND NET INCOME PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Reconciliation of Basic and Diluted Net Income Per Common Share
A reconciliation of basic and diluted net income per common share for the years ended December 31 follows:

	2025	2024	2023
	(In thousands, except per share amounts)
Net income	$68,541	$66,790	$59,067

Weighted average shares outstanding (1)	20,758	20,892	20,976
Stock units for deferred compensation plan for non-employee directors	175	180	160
Performance share units	28	31	23
Effect of stock options	2	3	11
Weighted average shares outstanding for calculation of diluted earnings per share	20,963	21,106	21,170

Net income per common share
Basic (1)	$3.30	$3.20	$2.82
Diluted	$3.27	$3.16	$2.79
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(1)	Basic net income per common share includes weighted average common shares outstanding during the period.